[Logo] LANDMARK(SM) FUNDS
       Advised by Citibank, N.A.

Premium

PREMIUM LIQUID
RESERVES

 ANNUAL
 REPORT
 August 31, 1997

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.
SECRETARY
Linda T. Gibson*
TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor
-------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
PM/PLR/A/97                          Printed on Recycled Paper [Recycle Symbol]

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

     Despite the heightened volatility of the financial markets over the past 12 months, money market securities once again provided competitive returns for shareholders seeking a level of income commensurate with a stable net asset value. The reporting period was generally characterized by an economy that many economists consider ideal: moderate economic growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 15, 1997

TABLE OF CONTENTS
 1  A Letter to Our Shareholders
-------------------------------------------------------------------------------
 2  Market Environment
   Fund Snapshot
-------------------------------------------------------------------------------
 3  Fund Quotes from the Portfolio Manager
   The Portfolio Manager Responds
   Strategy and Outlook
-------------------------------------------------------------------------------
 4  Fund Data
   7-Day Yield Comparisons
-------------------------------------------------------------------------------

PREMIUM LIQUID RESERVES
-------------------------------------------------------------------------------
 5  Statement of Assets and Liabilities
   Statement of Operations
-------------------------------------------------------------------------------
 6  Statement of Changes in Net Assets
   Financial Highlights
-------------------------------------------------------------------------------
 7  Notes to Financial Statements
-------------------------------------------------------------------------------
 8  Independent Auditors' Report
-------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
-------------------------------------------------------------------------------
 9  Portfolio of Investments
-------------------------------------------------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
13  Notes to Financial Statements
-------------------------------------------------------------------------------
14  Independent Auditors' Report
-------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

-------------------------------------------------------------------------------
MARKET ENVIRONMENT
-------------------------------------------------------------------------------
     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one quarter of a percentage point. Yields on short-term money market securities rose accordingly; for example, yields on one-year Treasury bills peaked near 6% in April.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter of the year. As the financial markets became more complacent about the potential for a reacceleration of inflation, money market yields drifted lower and yields on one-year Treasury bills ended the period at 5.66%.

-------------------------------------------------------------------------------
FUND SNAPSHOT
-------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
May 3, 1990

NET ASSETS AS OF 8/31/97
$387.9 million

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper Taxable Money Market Funds Average
o IBC 1st Tier Taxable Money Market Funds Average

INVESTMENT ADVISER,
CASH RESERVES PORTFOLIO
Citibank, N.A.

-------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER
-------------------------------------------------------------------------------

"We began to extend our average maturity early in the year, buying one-year paper trading at attractive yields. We held those securities as yields subsequently declined."

"Investor sentiment changed dramatically in April. The market no longer expected higher inflation, and yields fell."

"We don't expect much volatility over the long term, but we are prepared to take advantage of any short-term influences that move the market."

-------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS
-------------------------------------------------------------------------------
     When the economy began to heat up early in the year and investors began to anticipate a tighter monetary policy, we increased the Portfolio's average maturity range to as long as 80 to 85 days. We achieved this position by balancing our very short-term holdings with securities having maturities as long as one year. This strategy enabled the Portfolio to benefit from the longer-dated securities' higher yields when money market yields subsequently fell.

     By April, it became clear that the economy would moderate and that the Federal Reserve was unlikely to raise rates again soon. Accordingly, we maintained our longer-than-neutral position, allowing the Portfolio's average duration to fall slowly as our holdings matured and were replaced with new investments at lower yields. We ended the period with an average duration of 84 days, which is modestly longer than our neutral position of 65 to 75 days.

     In addition, we attempted to boost yields by shifting assets to the highest yielding sectors of the short-term market. In the final months of 1996 and early in 1997, we shifted our focus to highquality certificates of deposit issued by strong, creditworthy banks on Citibank's Approved List, which provided better values and higher yields than comparable investments in corporate or government securities. By the end of the period, in fact, up to 70% of the Portfolio was comprised of high-quality bank obligations. We also increased our exposure to high-quality variable-rate notes, which provided attractive yields.

-------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK
-------------------------------------------------------------------------------

     We remain cautiously optimistic about the future for money market securities. We are cautious because of short-term concerns regarding the economy's strength: we could see another period of robust growth. In such an event, the Federal Reserve may raise short-term interest rates further in an attempt to forestall an acceleration of inflation. Yields on money market securities would probably rise as well.

     Over the longer term, however, we are optimistic about the economy's resiliency. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long term.

     Our strategy in this environment is to take advantage of short-term market swings. We intend to lengthen the Portfolio's average maturity in anticipation of periods of lower interest rates and shorten our average maturity when we expect interest rates to rise. By capturing higher yielding securities as they become available, we hope to continue to provide our shareholders with competitive yields commensurate with safety.

-------------------------------------------------------------------------------
 FUND DATA All Periods Ended August 31, 1997
-------------------------------------------------------------------------------
                                                      TOTAL RETURNS
                                             ----------------------------------
                                                                     SINCE
                                               ONE         FIVE      5/3/90
                                               YEAR        YEARS*  (INCEPTION)*
                                              ------       ------  ------------
Premium Liquid Reserves ...................   5.37%        4.58%      5.03%
Lipper Taxable Money Market Funds Average .   4.84%        4.16%      4.64%

* Average Annual Total Return
  From 5/1/90

7-DAY YIELDS
----------
Annualized Current           5.40%
Effective                    5.54%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1997, the Fund paid $0.05240 per share to shareholders from net investment income. For such period, 2.9% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

-------------------------------------------------------------------------------
 7-DAY YIELD COMPARISONS
-------------------------------------------------------------------------------

As the graph illustrates, Premium Liquid Reserves provided a higher annualized seven-day yield to that of a comparable IBC's Money Fund Report AveragesTM as published in IBC Money Fund ReportTM, for the one year period.

            COMPARISON OF 7-DAY YIELD FOR PREMIUM LIQUID RESERVES VS.
                 IBC 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

PREMIUM LIQUID RESERVES
                           Premium Liquid            IBC 1st Tier Taxable
                           Reserves                  Money Market Funds Average
                           --------------            --------------------------
  9/3/96                   5.11%                     4.47%
 9/10/96                   5.08%                     4.74%
 9/17/96                   5.11%                     4.75%
 9/24/96                   5.08%                     4.75%
 10/1/96                   5.17%                     4.78%
 10/8/96                   5.11%                     4.75%
10/15/96                   5.14%                     4.76%
10/22/96                   5.10%                     4.74%
10/29/96                   5.12%                     4.75%
 11/5/96                   5.15%                     4.75%
11/12/96                   5.12%                     4.74%
11/19/96                   5.19%                     4.75%
11/26/96                   5.11%                     4.75%
 12/3/96                   5.20%                     4.78%
12/10/96                   5.11%                     4.74%
12/17/96                   5.13%                     4.76%
12/24/96                   5.11%                     4.78%
12/31/96                   5.23%                     4.82%
  1/7/97                   5.25%                     4.81%
 1/14/97                   5.13%                     4.76%
 1/21/97                   5.14%                     4.76%
 1/28/97                   5.15%                     4.75%
  2/4/97                   5.19%                     4.78%
 2/11/97                   5.13%                     4.75%
 2/18/97                   5.13%                     4.74%
 2/25/97                   5.11%                     4.73%
  3/4/97                   5.16%                     4.75%
 3/11/97                   5.09%                     4.72%
 3/18/97                   5.09%                     4.73%
 3/25/97                   5.15%                     4.74%
  4/1/97                   5.40%                     4.82%
  4/8/97                   5.26%                     4.82%
 4/15/97                   5.31%                     4.84%
 4/22/97                   5.29%                     4.86%
 4/29/97                   5.35%                     4.89%
  5/6/97                   5.33%                     4.90%
 5/13/97                   5.34%                     4.90%
 5/20/97                   5.35%                     4.91%
 5/27/97                   5.32%                     4.93%
  6/3/97                   5.41%                     4.94%
 6/10/97                   5.32%                     4.93%
 6/17/97                   5.38%                     4.95%
 6/24/97                   5.33%                     4.94%
  7/1/97                   5.45%                     4.97%
  7/8/97                   5.39%                     4.95%
 7/15/97                   5.36%                     4.94%
 7/22/97                   5.35%                     4.93%
 7/29/97                   5.38%                     4.93%
  8/5/97                   5.43%                     4.95%
 8/12/97                   5.35%                     4.92%
 8/19/97                   5.39%                     4.95%
 8/26/97                   5.37%                     4.93%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

-------------------------------------------------------------------------------
 Premium Liquid Reserves
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1) ....................................     $388,793,962
                                                                                                  ------------

LIABILITIES:
Payable for shares of beneficial interest repurchased .......................................          135,880
Dividends payable ...........................................................................          627,864
Payable to affiliate-Shareholder Servicing Agents' fee (Note 3B) ............................           31,414
Accrued expenses and other liabilities ......................................................           88,780
                                                                                                  ------------
 Total liabilities ..........................................................................          883,938
                                                                                                  ------------
NET ASSETS for 387,910,024 shares of beneficial interest outstanding ........................     $387,910,024
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital .............................................................................     $387,910,024
                                                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ..............................            $1.00
                                                                                                         =====

-------------------------------------------------------------------------------
 Premium Liquid Reserves
-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio .......................................  $20,669,471
Allocated expenses from Cash Reserves Portfolio ...........................     (365,623)
                                                                             -----------
                                                                                                   $20,303,848

EXPENSES:
Administrative fees (Note 3A) .............................................   $1,279,941
Shareholder Servicing Agents' fees (Note 3B) ..............................      365,697
Distribution fees (Note 4) ................................................      365,697
Registration fees .........................................................       24,626
Custodian fees ............................................................       23,460
Shareholder reports .......................................................       12,331
Transfer agent fees .......................................................       12,000
Auditing fees .............................................................        9,667
Legal fees ................................................................        9,413
Trustees' fees ............................................................        6,608
Other .....................................................................       14,286
                                                                              ----------
 Total expenses ...........................................................    2,123,726
 Less aggregate amount waived by Administrator
  and Distributor (Notes 3A and 4) ........................................   (1,023,608)
                                                                              ----------
 Net expenses .............................................................                          1,100,118
                                                                                                   -----------
 Net investment income ....................................................                        $19,203,730
                                                                                                   ===========

See notes to financial statements

-------------------------------------------------------------------------------
 Premium Liquid Reserves
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                            YEAR ENDED AUGUST 31,
                                                                       ------------------------------
                                                                       1997                     1996
                                                                   -----------               -----------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to
 shareholders (Note 2) .....................................    $    19,203,730          $    18,811,761
                                                                ===============          ===============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET
 VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares ................................   $ 2,343,549,929          $ 1,830,509,438
Net asset value of shares issued to shareholders
 from reinvestment of dividends .............................        10,795,608               10,791,641
Cost of shares repurchased ..................................   (2,346,738,058)          (1,884,990,092)
                                                                --------------           --------------
NET INCREASE (DECREASE) IN NET ASSETS .......................        7,607,479              (43,689,013)
NET ASSETS:
Beginning of period .........................................      380,302,545              423,991,558
                                                                --------------            -------------
End of period ...............................................   $  387,910,024            $ 380,302,545
                                                                ==============            =============

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 Premium Liquid Reserves
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                   YEAR ENDED AUGUST 31,
                                               -------------------------------------------------------------
                                                1997           1996          1995          1994         1993
                                               ------         ------        ------        ------       ------
Net Asset Value, beginning of period .....   $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
Net investment income ....................    0.05240       0.05322       0.05465       0.03432       0.02957
Less dividends from net investment income    (0.05240)     (0.05322)     (0.05465)     (0.03432)     (0.02957)
                                             --------      --------      --------      --------      --------
Net Asset Value, end of period ...........   $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
                                             ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .. $387,910      $380,303      $423,992      $238,732      $193,996
Ratio of expenses to average net assets* ...    0.40%         0.40%         0.40%         0.40%         0.40%
Ratio of net investment income to
 average net assets ........................    5.25%         5.35%         5.47%         3.47%         2.94%
Total return ...............................    5.37%         5.45%         5.60%         3.49%         3.00%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share ............ $0.04833      $0.04911      $0.05047      $0.02962      $0.02514
RATIOS:
Expenses to average net assets* ............    0.81%         0.82%         0.83%         0.88%         0.85%
Net investment income to average
 net assets ................................    4.84%         4.93%         5.04%         2.99%         2.50%

* Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

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Premium Liquid Reserves
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES Premium Liquid Reserves (the "Fund") is a separate diversified series of Landmark Premium Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (5.1% at August 31, 1997) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,279,941 of which $708,174 was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $365,697, for the year ended August 31, 1997.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $365,697 of which $315,434 was voluntarily waived for the year ended August 31, 1997 and actual expenses incurred by the Distributor did not exceed 0.10% of Fund's average daily net assets through August 31, 1997.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $1,293,697,960 and $1,306,354,318, respectively, for the year ended August 31, 1997.

-------------------------------------------------------------------------------
 Premium Liquid Reserves
-------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
TO THE TRUSTEES OF LANDMARK PREMIUM FUNDS (THE TRUST) AND THE SHAREHOLDERS OF PREMIUM LIQUID RESERVES:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premium Liquid Reserves (the "Fund"), a series of Landmark Premium Funds, at August 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
October 6, 1997

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS August 31, 1997
-------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT
ISSUER                                      (000'S OMITTED)            VALUE
-------------------------------------------------------------------------------
BANK NOTES--3.5%
Australia & New Zealand Bank
   5.645%, due 2/19/98 ..................      $ 65,000          $   64,986,601
Morgan Guaranty Trust Co.
   5.85%, due 3/16/98 ...................       100,000              99,972,340
   5.93%, due 8/31/98 ...................       100,000              99,961,876
                                                                 --------------
                                                                    264,920,817
                                                                 --------------

CERTIFICATES OF DEPOSIT
(EURODOLLARS)--1.3%
Sumitomo Bank
   5.69%, due 12/22/97 ..................       100,000             100,003,052
                                                                ---------------

CERTIFICATES OF DEPOSIT
(YANKEE)--47.5%
ABN Amro Bank NV
   5.68%, due 12/19/97 ..................       100,000              99,988,293
   6.14%, due 5/01/98 ...................        90,000              89,986,209
Bank America National Association
   5.67%, due 6/30/98 ...................       200,000             199,855,388
Bank America of Chicago
   5.85%, due 3/13/98 ...................       100,000              99,942,394
Bank of Tokyo Mitsubishi New York
   5.69%, due 12/19/97 ..................       185,000             185,000,000
   5.78%, due 12/29/97 ..................       150,000             150,013,155
Barclays Bank of New York
   5.84%, due 3/11/98 ...................       100,000              99,984,982
Bayeriche Landesbank
   5.86%, due 7/17/98 ...................       100,000              99,953,330
Canadian Imperial Bank
   5.94%, due 3/17/98 ...................       100,000              99,984,515
   5.86%, due 8/10/98 ...................        70,000              69,967,878
   5.91%, due 8/28/98 ...................        46,000              45,973,903
Credit Suisse
   5.84%, due 3/11/98 ...................       100,000              99,984,977
   5.745%, due 7/21/98 ..................       100,000              99,970,089
Dai Ichi Kangyo Bank
   5.68%, due 10/28/97 ..................       100,000             100,001,561
   5.67%, due 11/04/97 ..................       131,000             131,005,534
   5.73%, due 12/29/97 ..................       100,000             100,006,793
Deutsche Bank AG
   6.20%, due 4/08/98 ...................        50,000              49,989,987
Key Bank National Association
   5.68%, due 7/02/98 ...................       100,000              99,934,952
   5.69%, due 7/07/98 ...................       100,000              99,942,162
Landesbank Hessen Thuringen
   6.13%, due 4/01/98 ...................        50,000              49,964,438
Morgan Guaranty Trust Co.
   5.71%, due 1/06/98 ...................       100,000              99,986,666
Morgan Stanley Group, Inc.
   5.79%, due 5/18/98 ...................        75,000              75,000,000
Natwest BankCorp
   5.933%, due 6/26/98 ..................       100,000              99,947,329
Rabobank Nederland
   6.18%, due 5/01/98 ...................       100,000              99,987,351
Royal Bank of Canada
   5.58%, due 12/11/97 ..................       100,000              99,972,997
   6.08%, due 5/27/98 ...................       100,000              99,971,952
   5.78%, due 7/31/98 ...................        55,000              54,980,784
Sanwa Bank
   5.76%, due 9/19/97 ...................       300,000             300,001,478
   5.72%, due 10/17/97 ..................        50,000              50,000,630
Societe Generale Bank
   5.87%, due 3/03/98 ...................       125,000             124,976,020
   6.35%, due 4/15/98 ...................       175,000             174,984,028
   5.86%, due 7/21/98 ...................        50,000              49,983,068
Sumitomo Bank
   5.74%, due 9/08/97 ...................       195,000             195,000,000
   5.69%, due 10/14/97 ..................        40,000              40,000,000
                                                                 --------------
                                                                  3,636,242,843
                                                                 --------------

ASSET BACKED--4.1%
Asset Backed Securities
   Investment Trust
   5.652%, due 6/15/98 ..................       157,000             156,974,733
Asset Backed Trust
   5.662%, due 1/15/98 ..................       157,000             156,994,150
                                                                 --------------
                                                                    313,968,883
                                                                 --------------
COMMERCIAL PAPER--12.5%
Barton Capital Corp.
   5.52%, due 9/18/97 ...................        70,000              69,817,533
CIT Group Holdings Inc.
   5.55%, due 9/02/97 ...................       100,000              99,984,583
Electronic Data System Corp.
   5.50%, due 10/03/97 ..................        60,000              59,706,667
Korea Development Bank
   5.80%, due 9/18/97 ...................        50,000              49,863,056
   5.80%, due 9/22/97 ...................        80,000              79,729,333
Pooled Accounts Receivable
   Capital Corp.
   5.53%, due 9/16/97 ...................       150,275             149,928,741
   5.52%, due 9/19/97 ...................       181,542             181,040,944
Receivables Capital Corp.
   5.52%, due 9/18/97 ...................        64,549              64,380,742
   5.50%, due 9/22/97 ...................       126,168             125,763,211
   5.51%, due 9/22/97 ...................        76,403              76,157,428
                                                                 --------------
                                                                    956,372,238
                                                                 --------------
FLOATING RATE NOTES--14.8%
Abbey National Treasury Services
   6.00%, due 6/17/98 ...................       100,000              99,969,738
Bank One, Columbus
   5.64%, due 5/14/98 ...................        75,000              74,964,527
Bank One, Indianapolis
   5.66%, due 2/05/98 ...................       150,000             149,961,646
FCC National Bank
   5.73%, due 4/07/98 ...................       200,000             199,953,854
   5.67%, due 7/02/98 ...................       100,000              99,926,840
First USA Bank
   5.809%, due 4/29/98 ..................       100,000             100,078,329
Merrill Lynch & Co., Inc.
   5.77%, due 10/07/97 ..................        20,000              19,999,506
   5.765%, due 11/12/97 .................       100,000              99,995,070
   5.75%, due 1/09/98 ...................       150,000             149,984,453
Strats Trust
   5.652%, due 12/15/97 .................       139,500             139,491,411
                                                                 --------------
                                                                  1,134,325,374
                                                                 --------------

TIME DEPOSIT--15.4%
Fleet Bank
   5.563%, due 9/02/97 ..................       100,000             100,000,000
Keybank National Association
   5.625%, due 9/02/97 ..................       150,000             150,000,000
Royal Bank of Canada
   5.50%, due 9/02/97 ...................       100,000             100,000,000
Sun Trust
   5.438%, due 9/02/97 ..................       131,299             131,299,000
Svenska Grand Cayman
   5.625%, due 9/02/97 ..................       250,000             250,000,000
Wells Fargo & Co.
   5.531%, due 9/02/97 ..................       200,000             200,000,000
Westdeutsche Landesbank
   5.656%, due 9/02/97 ..................       250,000             250,000,000
                                                                 --------------
                                                                  1,181,299,000
                                                                 --------------

TOTAL INVESTMENTS
 AT AMORTIZED COST ......................          99.1%          7,587,132,207
OTHER ASSETS, LESS LIABILITIES ..........           0.9              70,267,733
                                                   ----          --------------
NET ASSETS ..............................         100.0%         $7,657,399,940
                                                  =====          ==============
See notes to financial statements

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) ...........................       $7,587,132,207
Cash .....................................................                  188
Interest receivable ......................................           70,969,862
                                                                 --------------
 Total assets ............................................        7,658,102,257
                                                                 --------------

LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) ..              345,435
Accrued expenses and other liabilities ...................              356,882
                                                                 --------------
 Total liabilities .......................................              702,317
                                                                 --------------
NET ASSETS ...............................................       $7,657,399,940
                                                                 ==============

REPRESENTED BY:
Paid-in capital for beneficial interests .................       $7,657,399,940
                                                                 ==============

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
-------------------------------------------------------------------------------

INTEREST INCOME (Note 1B) .............................................                           $345,707,841

EXPENSES:
Investment advisory fees (Note 2A) ....................................      $ 9,148,204
Administrative fees (Note 2B) .........................................        3,049,401
Custodian fees ........................................................        1,513,346
Auditing fees .........................................................           48,003
Trustees' fees ........................................................           43,104
Legal fees ............................................................           21,171
Other .................................................................           83,464
                                                                             -----------
    Total expenses ....................................................       13,906,693

    Less aggregate amount waived by Investment Adviser and
    Administrator (Notes 2A and 2B) ...................................      (7,802,319)
    Less fees paid indirectly (Note 1E) ...............................            (659)
                                                                             -----------
    Net expenses ......................................................                              6,103,715
                                                                                                  ------------
    Net investment income .............................................                           $339,604,126
                                                                                                  ============

See notes to financial statements

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                          YEAR ENDED AUGUST 31,
                                                          ------------------------------------------------
                                                                 1997                            1996
                                                              -----------                    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .........................           $    339,604,126                 $   230,781,560
                                                          ----------------                 ---------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ...................             33,685,999,190                  24,522,122,636
Value of withdrawals ..........................            (30,810,390,668)                (25,076,123,009)
                                                          ----------------                 ---------------
Net increase (decrease) in net assets from
 capital transactions .........................              2,875,608,522                    (554,000,373)
                                                          ----------------                 ---------------

NET INCREASE (DECREASE) IN NET ASSETS .........              3,215,212,648                    (323,218,813)
NET ASSETS:
Beginning of period ...........................              4,442,187,292                   4,765,406,105
                                                          ----------------                 ---------------
End of period .................................           $  7,657,399,940                 $ 4,442,187,292
                                                          ================                 ===============

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                      YEAR ENDED AUGUST 31,
                                                   ---------------------------------------------------------
                                                      1997        1996        1995         1994       1993
                                                     -----        ----        ----         ----       ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted) ......................  $7,657,400  4,442,187   $4,765,406   $2,147,361  $781,470
Ratio of expenses to average net assets .........       0.10%      0.10%        0.10%        0.11%     0.20%
Ratio of net investment income to
 average net assets .............................       5.57%      5.64%        5.88%        3.87%     3.15%
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ..................      0.23%       0.23%        0.23%        0.24%     0.25%
Net investment income to average net assets .....      5.44%       5.50%        5.75%        3.74%     3.10%

See notes to financial statements

-------------------------------------------------------------------------------
 Cash Reserves Portfolio
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $9,148,204, of which $4,752,918 was voluntarily waived for the year ended August 31, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,049,401, all of which were voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $407,817,667,716 and $404,668,761,218, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $23,449. Since the line of credit was established, there have been no borrowings.

-------------------------------------------------------------------------------
Cash Reserves Portfolio
-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1997 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 6, 1997

-------------------------------------------------------------------------------
                       SHAREHOLDER
                    SERVICING AGENTS
-------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT
CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659


[logo] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

[Logo] LANDMARK(SM) FUNDS
           Advised by Citibank, N.A.

Premium

PREMIUM
U.S. TREASURY
RESERVES

ANNUAL
REPORT
August 31, 1997

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N. A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP 125 Summer Street, Boston, MA 02110 LEGAL COUNSEL Bingham, Dana & Gould LLP 150 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MAS 02110

-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

PM/PUST/A/97                         Printed on Recycled Paper [Recycle Symbol]

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

     Despite the heightened volatility of the financial markets over the past 12 months, short-term U.S. government securities once again provided competitive returns for shareholders seeking a level of income commensurate with a stable net asset value. The period was generally characterized by an economy that many economists consider ideal: moderate growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of money market funds were largely unaffected by these markets' volatility.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of U.S. Treasury securities.

     This report reviews the Fund's investment activities and performance during the 12 months ended August 31, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. Treasury securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 15, 1997

TABLE OF CONTENTS
 1  Letter to Shareholders
-------------------------------------------------------------------------------
 2  Market Environment
    Fund Snapshot
-------------------------------------------------------------------------------
 3  Fund Quotes from the Portfolio Manager
    The Portfolio Manager Responds
    Strategy and Outlook
-------------------------------------------------------------------------------
 4  Fund Data
-------------------------------------------------------------------------------

PREMIUM U.S. TREASURY RESERVES
-------------------------------------------------------------------------------
 5  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
 6  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
 7  Notes to Financial Statements
-------------------------------------------------------------------------------
 9  Independent Auditors' Report
-------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
-------------------------------------------------------------------------------
10  Portfolio of Investments
-------------------------------------------------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------------------------------------
13  Notes to Financial Statements
-------------------------------------------------------------------------------
14  Independent Audiors' Report
-------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured

o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

-------------------------------------------------------------------------------
 MARKET ENVIRONMENT
-------------------------------------------------------------------------------
     In our semi-annual report to shareholders six months ago, we stated, "If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates." In fact, the economy grew at a rate of 4.9% during the first three months of 1997. In response, the Federal Reserve Board raised the federal funds rate, the interest rate banks charge each other for overnight loans, by a modest one-quarter of a percentage point. Yields on short-term money market securities rose accordingly; for example, yields on one-year Treasury bills peaked near 6% in April.

     The Federal Reserve's move toward a more restrictive monetary policy proved to be an isolated event during the first half of the year. U.S. economic growth moderated to a 3.6% rate during the second quarter of the year. As the financial markets became more complacent about the potential for a reacceleration of inflation, one-year Treasury bill yields drifted lower and ended the period at 5.66%.

     In addition, yields of U.S. Treasury bills were affected by the government's progress toward a balanced budget. Smaller federal deficits require less issuance of Treasury securities. Yet, demand remained strong, particularly from overseas investors attracted to U.S. markets by a strong dollar. These influences helped keep U.S. Treasury yields low relative to other types of money market securities.

-------------------------------------------------------------------------------
 FUND SNAPSHOT
-------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
March 1, 1991

NET ASSETS AS OF 8/31/97
$239.4 million

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARK
o Lipper U.S. Treasury
  Money Market Funds Average

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO
Citibank, N.A.

-------------------------------------------------------------------------------
 FUND QUOTES FROM THE PORTFOLIO MANAGER
-------------------------------------------------------------------------------

"Stronger-than-expected tax revenues resulted in a further decline in the federal budget deficit. The Treasury responded by cutting back on the issuance of Treasury bills."

"Investor sentiment changed dramatically in April. The market no longer expected higher inflation, and yields fell."

"We don't expect much volatility over the long term, but we are prepared to take advantage of any short-term influences, including supply/demand factors, that move the market."

-------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS
-------------------------------------------------------------------------------

     Our primary strategy during the reporting period was to take advantage of changes in the supply of and demand for U.S. Treasury bills. Yields typically rise during periods of increased issuance and fall when issuance declines.

     Accordingly, we adjusted the Portfolio's average maturity based on projected Treasury financing schedules. Just prior to times of plentiful issuance, we reduced the Portfolio's average maturity to as low as 35 days in order to free up cash for the purchase of higher-yielding T-bills as they became available. After such purchases, the Portfolio's average maturity naturally lengthened to as high as 60 days, which enabled us to maintain relatively high yields when prevailing interest rates declined. We consider an average maturity of 45 to 50 days to be "neutral." The Portfolio is required to maintain an average maturity of 60 days or less to preserve its ratings of AAAm and Aaa assigned by Standard & Poor's and Moody's Investors Service, respectively.

-------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK
-------------------------------------------------------------------------------
     We remain cautiously optimistic about the future for U.S. Treasury securities. We are cautious because of short-term concerns regarding the national economy's strength: we could see another period of robust growth. In such an event, the Federal Reserve may be likely to raise short-term interest rates further. Yields on U.S. Treasury bills would probably rise as well, although supply/demand influences may constrain that rise relative to other types of money market securities.

     Over the longer term, however, we are optimistic about the economy's resiliency. In our view, any short-term inflationary pressures, such as higher wages in a tight labor market, should be offset by long-term economic factors, such as continued productivity gains and global competition. As a result, we see little potential for significantly higher interest rates over the long term.

     Our strategy in this environment is to take advantage of short-term market swings caused by economic and supply/demand influences. We intend to shorten the Portfolio's average maturity in anticipation of periods of greater issuance and higher interest rates. Conversely, we intend to lengthen our average maturity just after period of issuance and when we expect interest rates to fall. By capturing higher yielding securities as they become available, we hope to continue to provide our shareholders with competitive yields commensurate with safety.

-------------------------------------------------------------------------------
 FUND DATA All Periods Ended August 31, 1997
-------------------------------------------------------------------------------
                                            TOTAL RETURNS
                                  ------------------------------------
                                                                 SINCE
                                    ONE             FIVE         3/1/91
                                    YEAR           YEARS*      INCEPTION*
                                   ------          ------      ----------
Premium U.S. Treasury Reserves ..  4.90%            4.17%        4.30%
Lipper U.S. Treasury Money
  Market Funds Average ..........  4.77%            4.06%        5.32%
 *Annualized
 +From 2/28/91

7-DAY YIELDS
------------
Annualized Current         4.82%
Effective                  4.94%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1997, the Fund paid $0.04794 per share to shareholders from net investment income. For such period 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------

ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1) ............................    $239,702,519
Receivable for shares of beneficial interest sold ............................................          32,000
                                                                                                  ------------
    Total assets .............................................................................     239,734,519
                                                                                                  ------------
LIABILITIES:
Dividends payable ............................................................................         202,086
Payable to affiliate-- Shareholder Servicing Agents' fee (Note 3B) ...........................          19,758
Accrued expenses and other liabilities .......................................................          71,523
                                                                                                  ------------
    Total liabilities ........................................................................         293,367
                                                                                                  ------------
NET ASSETS for 239,441,152 shares of beneficial interest outstanding .........................    $239,441,152
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................................................    $239,441,152
                                                                                                  ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE ..............................           $1.00
                                                                                                         =====

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio ..............................             $12,204,520
Allocated expenses from U.S. Treasury Reserves Portfolio ..................                (232,571)
                                                                                        -----------
    Net investment income from U.S. Treasury Reserves Portfolio ...........                               $11,971,949
EXPENSES:
Administrative fees (Note 3A) .............................................                 813,209
Shareholder Servicing Agents' fees (Note 3B) ..............................                 232,345
Distribution fees (Note 4) ................................................                 232,345
Custodian fees ............................................................                  23,752
Transfer agent fees .......................................................                  12,000
Auditing fees .............................................................                  10,400
Shareholder reports .......................................................                   9,249
Trustee fees ..............................................................                   5,630
Legal fees ................................................................                   3,059
Registration fees .........................................................                     553
Miscellaneous .............................................................                  15,451
                                                                                        -----------
    Total expenses ........................................................               1,357,993
Less aggregate amounts waived by Administrator and Distributor
 (Notes 3A and 4) .........................................................                (543,071)
                                                                                        -----------
    Net expenses ..........................................................                                   814,922
                                                                                                          -----------
    Net investment income .................................................                               $11,157,027
                                                                                                          ===========

See notes to financial statements

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                                 --------------------------
                                                                                   1997             1996
                                                                                 ----------      ----------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to shareholders (Note 2) ....      $ 11,157,027    $ 13,146,620
                                                                                ============    ============

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares .............................................      $693,918,717    $732,943,440
Net asset value of shares issued to shareholders from reinvestment of dividends    8,023,990      10,577,058
Cost of shares repurchased ...............................................      (697,772,839)   (825,560,961)
                                                                                ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................         4,169,868     (82,040,463)

NET ASSETS:
Beginning of period ......................................................       235,271,284     317,311,747
                                                                                ------------    ------------
End of period ............................................................      $239,441,152    $235,271,284
                                                                                ============    ============

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                   EIGHT MONTHS
                                                                                       ENDED             YEAR ENDED
                                                 YEAR ENDED AUGUST 31,               AUGUST 31,         DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                1997       1996       1995        1994        1993         1992
                                               ------     ------     ------      ------      -------      ------
Net Asset Value, beginning of period .......   $1.00000   $1.00000    $1.00000    $1.00000   $1.00000     $1.00000
Net investment income ......................    0.04794    0.04851     0.04999     0.03087    0.01810      0.03363
Less dividends from net investment income ..   (0.04794)  (0.04851)   (0.04999)   (0.03087)  (0.01810)    (0.03363)
                                               --------   --------    --------    --------   --------     --------
Net Asset Value, end of period .............   $1.00000   $1.00000    $1.00000    $1.00000   $1.00000     $1.00000
                                               ========   ========    ========    ========   ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ..   $239,441   $235,271    $317,312    $252,458   $223,544     $238,188
Ratio of expenses to average net assets* ...      0.45%      0.45%       0.45%       0.45%      0.45%+       0.45%
Ratio of net investment income to average
  net assets ...............................      4.80%      4.88%       5.02%       3.09%      2.72%+       3.28%
Total return ...............................      4.90%      4.96%       5.12%       3.13%      2.75%+       3.42%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share .......        $0.04414   $0.04463    $0.04601    $0.02667   $0.01537     $0.02922
RATIOS:
Expenses to average net assets* .......           0.83%      0.85%       0.84%       0.87%      0.85%+       0.88%
Net investment income to average net assets       4.42%      4.49%       4.62%       2.67%      2.31%+       2.85%

*Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
+Annualized.

See notes to financial statements

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) Significant Accounting Policies
Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of Landmark Premium Funds (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (26.4% at August 31, 1997) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

D. OTHER -- All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(2) Dividends
The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) Administrative Services Plan
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $813,209, of which $344,249 was voluntarily waived for the year ended August 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING FEES -- The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $232,345 for the year ended August 31, 1997.

(4) DISTRIBUTION FEES
The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $232,345, of which $198,822 was voluntarily waived for the year ended August 31, 1997.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $443,338,899 and $451,168,343, respectively, for the year ended August 31, 1997.

-------------------------------------------------------------------------------
 Premium U.S. Treasury Reserves
-------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF PREMIUM U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of Premium U.S. Treasury Reserves, a separate series of Landmark Premium Funds (the "Trust") (a Massachusetts business trust), as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993, and the year ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Premium U.S. Treasury Reserves at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS August 31,1997
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                        (000'S OMITTED)          VALUE
-------------------------------------------------------------------------------
   U.S. Treasury Obligations--99.5%
U.S. TREASURY BILLS--79.7%
     due 9/18/1997 .........................     $280,932          $280,246,760
     due 10/16/1997 ........................       50,000            49,685,000
     due 10/23/1997 ........................      190,664           189,261,230
     due 10/30/1997 ........................       18,000            17,851,763
     due 11/28/1997 ........................       50,000            49,375,444
     due 1/29/1998 .........................       50,000            48,933,333
     due 2/05/1998 .........................       90,000            87,949,188
                                                                   ------------
                                                                    723,302,718
                                                                   ------------
U.S. TREASURY NOTES--19.8%
     5.75% due 9/30/1997 ...................      155,000           155,046,144
     8.75% due 10/15/1997 ..................       25,000            25,096,389
                                                                   ------------
                                                                    180,142,533
                                                                   ------------
TOTAL INVESTMENTS AT AMORTIZED COST ..  99.5%                       903,445,251
OTHER ASSETS, LESS LIABILITIES .......   0.5                          4,464,945
                                       -----                       ------------
NET ASSETS ........................... 100.0%                      $907,910,196
                                       =====                       ============

See notes to financial statements

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
-------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ............    $903,445,251
Cash ..........................................................             631
Interest receivable ...........................................       4,580,840
                                                                   ------------
 Total assets .................................................     908,026,722
                                                                   ------------
LIABILITIES:
Payable to affiliate--INVESTMENT advisory fees (Note 2A) ......          38,016
Accrued expenses and other liabilities ........................          78,510
                                                                   ------------
 Total liabilities ............................................         116,526
                                                                   ------------
NET ASSETS ....................................................    $907,910,196
                                                                   ============
REPRESENTED BY:
Paid-in capital for beneficial interests ......................    $907,910,196
                                                                   ============

-------------------------------------------------------------------------------
U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1997
-------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B) ...................................     $44,756,356

EXPENSES:
Investment advisory fees (Note 2A) ..............   $1,279,172
Administrative fees (Note 2B) ...................      426,391
Custodian fees ..................................      287,904
Auditing fees ...................................       20,900
Trustee fees ....................................       12,046
Legal fees ......................................        8,490
Miscellaneous ...................................       29,052
                                                    ----------
 Total expenses .................................    2,063,955
 Less aggregate amount waived by Investment
  Adviser and Administrator (Notes 2A and 2B) ...   (1,211,224)
 Less fees paid indirectly (Note 1D) ............         (310)
                                                    ----------
 Net expenses ...................................                       852,421
                                                                    -----------
 Net investment income ..........................                   $43,903,935
                                                                    ===========
See notes to financial statements

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                   YEAR ENDED AUGUST 31,
                                                                               ---------------------------
                                                                                  1997             1996
                                                                               ----------       ----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ..................................................    $  43,903,935      $  38,179,974
                                                                            -------------     --------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ............................................    1,742,310,476      1,474,479,600
Value of withdrawals ...................................................   (1,646,108,001)    (1,577,114,165)
                                                                            -------------     --------------
Net increase (decrease) in net assets from capital transactions ........       96,202,475       (102,634,565)
                                                                            -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................      140,106,410        (64,454,591)
NET ASSETS:
Beginning of period ....................................................      767,803,786        832,258,377
                                                                            -------------     --------------
End of period ..........................................................    $ 907,910,196     $  767,803,786
                                                                            =============     ==============

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                            EIGHT MONTHS         YEAR
                                                        YEAR ENDED AUGUST 31,                   ENDED            ENDED
                                                  -----------------------------------------   AUGUST 31,      DECEMBER 31,
                                                   1997        1996        1995       1994       1993            1992
                                                  ------      ------      ------     ------     -------        -------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ...    $907,910    $767,804   $832,258    $726,569     $521,818     $590,769
Ratio of expenses to average net assets .....       0.10%       0.10%      0.10%       0.12%        0.20%+       0.24%
Ratio of net investment income to average
  net assets ................................       5.15%       5.20%      5.36%       3.43%        2.96%+       3.59%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ..............       0.24%       0.25%       0.25%      0.26%        0.25%+       0.25%
Net investment income to average net assets         5.01%       5.05%       5.21%      3.30%        2.91%+       3.58%

+Annualized.

See notes to financial statements

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,279,172, of which $784,833 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $426,391, all of which was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $13,100,873,271 and $12,945,786,852, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $3,796. Since the line of credit was established, there have been no borrowings.

-------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
-------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993, and the year ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997

-------------------------------------------------------------------------------
SHAREHOLDER
SERVICING AGENTS
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FOR CITIBANK PRIVATE BANKING CLIENTS:
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659


[Logo] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund